SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2017	$ 4,617
2018	4,421
2019	4,421
2020	4,090
2021 and thereafter	4,000
Long-term loans	21,549	$ 26,035
Interest expenses	$ 1,066	$ 1,237	$ 1,553